Consolidated Statements Of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Interest and dividend income
Loans and leases, including fees		$ 41,851	$ 33,778
Securities		161	172
FHLB and FRB stock dividends		199	207
Federal funds sold and other		175	947
Total interest and dividend income		42,386	35,104
Interest expense
Deposits		11,911	11,684
FHLB advances and other debt		1,729	704
Subordinated debentures		938	1,016
Total interest expense		14,578	13,404
Net interest income		27,808	21,700
Provision for loan and lease losses		10,915
Net interest income after provision for loan and lease losses		16,893	21,700
Noninterest income
Service charges on deposit accounts		633	553
Net gains on sales of loans		58,366	10,767
Earnings on bank owned life insurance		145	142
Swap fee income		651	162
Other		198	96
Total noninterest income		59,993	11,720
Noninterest expense
Salaries and employee benefits		21,987	11,170
Occupancy and equipment		1,077	965
Data processing		1,812	1,350
Franchise and other taxes		740	454
Professional fees		5,070	1,855
Director fees		648	547
Postage, printing and supplies		172	225
Advertising and marketing		5,624	2,829
Telephone		219	201
Loan expenses		304	232
Foreclosed assets, net			(9)
Depreciation		381	316
FDIC premiums		588	529
Regulatory assessment		181	165
Other insurance		106	99
Other		1,694	451
Total noninterest expense		40,603	21,379
Loss before income tax and before undistributed subsidiary income		36,283	12,041
Income tax expense		6,675	2,440
Net income		29,608	9,601
Accretion of discount and value of warrants exercised related to Series B preferred stock	[1]		219
Earnings allocated to participating securities (Series C preferred stock)	[2]	(2,280)	(430)
Net income attributable to common stockholders		$ 27,328	$ 9,390
Earnings per common share:
Basic		$ 4.53	$ 2.05
Diluted		$ 4.47	$ 2.03

[1]	All outstanding warrants expired on July 15, 2019.
[2]	All 12,607 outstanding shares of Series C preferred stock were converted into a total of 1,260,700 shares of the Company's Non-Voting Common Stock effective as of the close of business on May 28, 2020.